Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2012	2013
	US$	US$

Payroll and welfare benefit	20,739	25,692
Other taxes and surcharges payable	31,553	37,375
Accrued unrecognized tax benefits and related interest and penalties (Note 16)	24,379	34,045
Amounts payable to employees	649	6,524
Amounts due to noncontrolling interests	5,728	—
Amounts payable to marketing agents	—	26,714
Refundable rental deposits	—	1,212
Accrued rental expenses	755	775
Others	5,503	10,955

	89,306	143,292